Risk Management (Details 23) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and balances with banks		R$ 81,742,951	R$ 72,554,651
Financial assets held for trading		241,710,041	213,139,846
Financial assets available for sale		159,412,722	113,118,554
Investments held to maturity		39,006,118	43,002,028
Financial assets pledged as collateral		183,975,173	155,286,577
Loans and advances to banks, net of impairment	[1]	32,247,724	94,838,136
Loans and advances to customers, net of impairment	[1]	346,758,099	367,303,034
Other financial assets	[2]	41,719,483	39,171,191
Total financial assets		1,126,572,311	1,098,414,017
Liabilities
Deposits from banks		285,957,468	301,662,682
Deposits from customers		262,008,445	232,747,929
Financial liabilities held for trading		14,274,999	13,435,678
Funds from issuance of securities		135,174,090	151,101,938
Balance		50,179,401	52,611,064	R$ 50,282,936
Total technical provisions	[3]	239,089,590	215,840,000
Other financial liabilities	[4]	62,439,512	61,590,742
Total financial liabilities		1,049,123,505	1,028,990,033
From 1 to 5 years
Assets
Financial assets available for sale		83,816,085	60,251,675
Current
Assets
Total financial assets		531,664,989	528,853,712
Liabilities
Total financial liabilities		796,304,508	766,124,214
Current | 1 to 30 days
Assets
Cash and balances with banks		81,742,951	72,554,651
Financial assets held for trading		15,181,714	18,475,080
Financial assets available for sale		2,422,266	5,629,209
Investments held to maturity		7,753
Financial assets pledged as collateral		25,977,537	83,646,950
Loans and advances to banks, net of impairment		23,136,673	88,759,292
Loans and advances to customers, net of impairment		55,830,036	58,151,213
Other financial assets	[2]	25,375,820	25,657,932
Total financial assets		229,674,750	352,874,327
Liabilities
Deposits from banks		197,177,061	162,977,360
Deposits from customers		142,525,722	137,252,829
Financial liabilities held for trading		13,552,386	12,428,599
Funds from issuance of securities		3,422,727	7,295,059
Balance		738,929	426,665
Total technical provisions	[3]	207,499,559	182,739,608
Other financial liabilities	[4]	43,606,124	41,547,649
Total financial liabilities		608,522,508	544,667,769
Current | 31 to 180 days
Assets
Financial assets held for trading		10,934,575	6,768,610
Financial assets available for sale		9,392,915	2,127,660
Investments held to maturity		2,454
Financial assets pledged as collateral		111,922,357	3,394,834
Loans and advances to banks, net of impairment		3,544,426	2,545,217
Loans and advances to customers, net of impairment		80,715,548	87,409,338
Other financial assets	[2]	1,340,567	633,472
Total financial assets		217,852,842	102,879,131
Liabilities
Deposits from banks		29,640,587	63,417,792
Deposits from customers		11,400,607	15,331,311
Financial liabilities held for trading		201,643	534,525
Funds from issuance of securities		31,299,770	45,280,096
Balance		9,428,997	3,904,856
Total technical provisions	[3]	2,411,996	3,342,339
Other financial liabilities	[4]	8,785,744	9,025,726
Total financial liabilities		93,169,344	140,836,645
Current | 181 to 360 days
Assets
Financial assets held for trading		5,501,249	9,759,221
Financial assets available for sale		19,351,886	4,149,003
Investments held to maturity		19,205
Financial assets pledged as collateral		2,543,922	1,904,827
Loans and advances to banks, net of impairment		3,387,187	2,120,712
Loans and advances to customers, net of impairment		51,526,092	54,879,049
Other financial assets	[2]	1,807,856	287,442
Total financial assets		84,137,397	73,100,254
Liabilities
Deposits from banks		31,589,994	19,850,717
Deposits from customers		10,531,633	9,457,530
Financial liabilities held for trading		81,073	279,662
Funds from issuance of securities		48,540,240	40,140,968
Balance		640,536	7,068,023
Total technical provisions	[3]	939,034	1,306,760
Other financial liabilities	[4]	2,290,146	2,516,140
Total financial liabilities		94,612,656	80,619,800
Non-current
Assets
Total financial assets		594,907,322	569,560,305
Liabilities
Total financial liabilities		252,818,997	262,865,819
Non-current | From 1 to 5 years
Assets
Financial assets held for trading		146,527,365	134,589,655
Financial assets available for sale		83,816,085	60,251,675
Investments held to maturity		10,284,940	12,932,440
Financial assets pledged as collateral		40,965,417	48,753,065
Loans and advances to banks, net of impairment		1,754,483	1,398,574
Loans and advances to customers, net of impairment		114,151,120	125,744,273
Other financial assets	[2]	11,322,882	10,384,379
Total financial assets		408,822,292	394,054,061
Liabilities
Deposits from banks		22,221,075	50,045,413
Deposits from customers		97,523,112	70,641,804
Financial liabilities held for trading		134,649	192,649
Funds from issuance of securities		51,142,979	57,237,747
Balance		20,767,242	21,554,158
Total technical provisions	[3]	28,239,001	28,451,293
Other financial liabilities	[4]	3,711,492	3,837,647
Total financial liabilities		223,739,550	231,960,711
Non-current | More than 5 years
Assets
Financial assets held for trading		56,173,284	35,837,056
Financial assets available for sale		33,391,763	31,143,446
Investments held to maturity		28,691,766	30,069,588
Financial assets pledged as collateral		2,565,940	17,586,901
Loans and advances to banks, net of impairment		424,955	14,341
Loans and advances to customers, net of impairment		44,535,303	41,119,161
Other financial assets	[2]	1,872,358	2,207,966
Total financial assets		167,655,369	157,978,459
Liabilities
Deposits from banks		5,328,751	5,371,400
Deposits from customers		27,371	64,455
Financial liabilities held for trading		305,248	243
Funds from issuance of securities		768,374	1,148,068
Balance		18,603,697	19,657,362
Other financial liabilities	[4]	4,046,006	4,663,580
Total financial liabilities		29,079,447	30,905,108
Non-current | No stated maturity
Assets
Financial assets held for trading		7,391,854	7,710,224
Financial assets available for sale		11,037,807	9,817,561
Total financial assets		R$ 18,429,661	R$ 17,527,785

[1]	Amounts of loans and receivables are presented net of the provision for impairment losses.
[2]	Includes mainly foreign exchange transactions, debtors for guarantee deposits and negotiation and intermediation of securities;
[3]	Demand and savings deposits and Technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover; and
[4]	Includes mainly credit card transactions, foreign exchange transactions, negotiation and intermediation of securities, finance lease and capitalization bonds.